Nature of Business and Liquidity (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Feb. 14, 2022	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash	$ 2,958		$ 3,554
Working capital deficiency	$ 17,609
Poly Met Mining, Inc [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership interest in subsidiary	100.00%
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership	71.00%
Glencore [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures		$ 26,000
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 40,000
Project Financing Required To Trigger Debenture Due Date	100,000
Glencore [Member] | Convertible Debt [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures	$ 17,695